Initial Public Offering	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Initial Public Offering [Abstract]
Initial Public Offering

Note 4 — Initial Public Offering

On October 14, 2021, the Company sold 10,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one-half of one warrant. Each whole warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share. Each warrant will become exercisable 30 days after the completion of an initial Business Combination and will expire on the fifth anniversary of the completion of an initial Business Combination, or earlier upon redemption or liquidation.

Following the closing of the IPO on October 14, 2021, $101,000,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was deposited into the Trust Account. The net proceeds deposited into the Trust Account are invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations.

Prior to the IPO, five members of the Sponsor and one institutional investor (collectively, the “Anchor Investors”) have each expressed an interest to purchase units in the IPO at a level of up to and in no event exceeding 9.9% of the units subject to the IPO. As incentives for the Anchor Investors, upon consummation of the IPO, the Sponsor transferred 50,000 founder shares, with an aggregate fair value of $339,500, to one Anchor Investor for the same price originally paid for such shares. Five Anchor Investors received an aggregate of 250,000 membership interests in the Sponsor, with an aggregate fair value of $1,697,500, for no consideration. The excess of the fair value of the founder shares transferred over the original issuance price of $339,065 and the fair value of the membership interests transferred of $1,697,500 were accounted for as offering costs with an offset to additional paid-in capital upon the IPO.

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,500,000 Units to cover over-allotments. On October 20, 2021, the underwriters exercised the over-allotment option in full to purchase 1,500,000 Units, at a purchase price of $10.00 per Unit, generating gross proceeds to the Company of $15,000,000.

As of June 30, 2022 and December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(8,165,000)
Ordinary shares issuance costs	(10,037,915)
Plus:
Accretion of carrying value to redemption value	19,355,377
Ordinary shares subject to redemption, as of December 31, 2021	116,152,462
Plus:
Accretion of carrying value to redemption value	10,259
Ordinary shares subject to redemption, as of March 31, 2022	116,162,721
Plus:
Accretion of carrying value to redemption value	147,531
Ordinary shares subject to redemption, as of June 30, 2022	$116,310,252

Note 3—Initial Public Offering

On October 14, 2021, the Company sold 10,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one-half of one warrant. Each whole warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share. Each warrant will become exercisable 30 days after the completion of an initial Business Combination and will expire on the fifth anniversary of the completion of an initial Business Combination, or earlier upon redemption or liquidation.

Following the closing of the IPO on October 14, 2021, $101,000,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was deposited into the Trust Account. The net proceeds deposited into the Trust Account are invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations.

Prior to the IPO, five members of the Sponsor and one institutional investor (collectively, the “Anchor Investors”) have each expressed an interest to purchase units in the IPO at a level of up to and in no event exceeding 9.9% of the units subject to the IPO. As incentives for the Anchor Investors, upon consummation of the IPO, the Sponsor transferred 50,000 founder shares, with an aggregate fair value of $339,500, to one Anchor Investor for the same price originally paid for such shares. Five Anchor Investors received an aggregate of 250,000 membership interests in the Sponsor, with an aggregate fair value of $1,697,500, for no consideration. The excess of the fair value of the founder shares transferred over the original issuance price of $339,065 and the fair value of the membership interests transferred of $1,697,500 were accounted for as offering costs with an offset to additional paid-in capital upon the IPO.

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,500,000 Units to cover over-allotments. On October 20, 2021, the underwriters exercised the over-allotment option in full to purchase 1,500,000 Units, at a purchase price of $10.00 per Unit, generating gross proceeds to the Company of $15,000,000.

As of September 30, 2022 and October 21, 2021 (IPO), the ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(8,165,000)
Ordinary shares issuance costs	(10,037,915)
Plus:
Accretion of carrying value to redemption value	19,352,915
Ordinary shares subject to possible redemption, at October 21, 2021 (IPO)	116,150,000
Plus:
Accretion of carrying value to redemption value	673,042
Ordinary shares subject to possible redemption, as of September 30, 2022	$116,823,042